Schedule of Investments
March 31, 2020 (unaudited)
Azzad Ethical Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 96.56%

Air Transportation, Scheduled - 0.20%
JetBlue Airways Corp. (2)	17,700	158,415

Aircraft Engines & Engine Parts - 0.32%
Heico Corp. Class-A	3,927	250,935

Apparel & Other Finished Prods of Fabric & Similar Material - 1.47%
Carters, Inc.	2,405	158,081
Columbia Sportswear Co.	7,103	495,576
Lululemon Athletica, Inc. (2)	2,555	484,300

		1,137,957

Arrangement of Transportation of Freight & Cargo - 0.60%
C.H. Robinson Worldwide, Inc.	7,036	465,783

Auto Controls For Regulating Residential & Comml Environments - 0.07%
Trane Technologies Plc.	644	53,188

Biological Products, (No Diagnostic Substances - 0.11%
Bio-Techne Corp.	458	86,846

Cement, Hydraulic - 0.13%
Eagle Materials, Inc.	1,692	98,847

Computer Communcations Equipment - 1.34%
Arista Networks, Inc. (2)	3,135	634,994
F5 Networks, Inc. (2)	2,547	401,782

		1,036,776

Computer Peripheral Equipment, Nec - 1.40%
Fortinet, Inc. (2)	1,370	138,603
Palo Alton Networks, Inc. (2)	5,769	945,885

		1,084,488

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.32%
Avery Dennison Corp.	2,419	246,424

Electrical Work - 1.28%
Quanta Services, Inc.	31,200	989,976

Electronic Components & Accessorie s- 0.32%
Hubbell, Inc.	1,234	141,589
Universal Display Corp.	797	105,029

		246,618

Electronic Connectors - 1.45%
Amphenol Corp.	15,391	1,121,696

Fabricated Rubber Products, Nec - 1.14%
Carlisle Companies, Inc.	7,035	881,345

Footwear, (No Rubber) - 0.24%
Sketchers USA, Inc. Class-A (2)	7,800	185,172

General Industrial Machinery & Equipment - 0.88%
Ingersoll Rand, Inc. (2)	568	14,093
Zebra Technologies Corp. Class-A (2)	3,652	670,507

		684,600

Hotels & Motels - 0.55%
Choice Hotels International, Inc.	6,953	425,871

Household Appliances - 0.38%
Smith A.O. Corp.	7,721	291,931

In Vitro & In Vivo Diagnostic Substances - 0.09%
Idexx Laboratories, Inc. (2)	284	68,796

Industrial & Commercial Fans & Blowers & Air Purifing Equip - 0.82%
Donaldson Co., Inc.	16,527	638,438

Industrial Instruments For Measurement, Display, And Control - 0.49%
Cognex Corp.	7,232	305,335
Keysight Technologies, Inc. (2)	914	76,484

		381,819
Instruments For Meas & Testing of Electricity & Elec Signals - 0.55%
Teradyne, Inc.	7,900	427,943

Laboratory Analytical Instruments - 2.46%
Agilent Technologies, Inc.	12,266	878,491
Bruker Corp.	1,804	64,691
Mettler Toledo International, Inc. (2)	298	205,772
Waters Corp. (2)	4,169	758,966

		1,907,920

Measuring & Controling Devices, Nec - 0.10%
Rockwell Automation, Inc.	504	76,059

Men's & Boys' Furnishings, Work Clothing & Allied Garments - 0.39%
Cintas Corp. (2)	1,753	303,655

Metal Cans - 0.10%
Ball Corp.	1,176	76,040

Metalworking Machinery & Equipment - 0.16%
Lincoln Electric Holdings, Inc.	1,792	123,648

Miscellaneous Food Preparations & Kindred Products - 0.17%
McCormick & Co., Inc.	905	127,795

Motor Vehicle Parts & Accessories - 0.33%
Aptiv, Plc.	5,261	259,052

Newspapers: Publishing or Publishing & Printing - 0.60%
New York Times Co. Class-A	15,065	462,646

Optical Instruments & Lenses - 2.08%
KLA Corp.	11,187	1,608,019

Paints, Varnishes, Laquers, Enamels & Allied Products - 1.09%
RPM International, Inc.	14,150	841,925

Pharmaceutical Preparations - 1.83%
Biomarin Pharmaceutical, Inc. (2)	7,026	593,697
Jazz Pharmaceuticals, Plc. (2)	6,241	622,477
Sage Therapeutics, Inc. (2)	2,123	60,973
Sirota Therapeutics, Inc. (2)	1,464	143,208

		1,420,355

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.59%
Hexcel Corp.	12,213	454,201

Plastics Products, Nec - 0.09%
Armstrong World Industries, Inc.	887	70,446

Pumps & Equipment - 0.49%
Flowserve Corp.	15,857	378,824

Radio & TV Broadcasting & Communications Equipment - 0.43%
Ubiquiti, Inc.	2,328	329,598

Railroad Equipment - 0.07%
Westinghouse Air Brake Technologies Corp.	1,139	54,820

Real Estate Invesment Trusts - 4.88%
American Homes 4 Rent Class-A	18,674	433,237
Equity Lifestyle Properties, Inc.	28,508	1,638,640
Extra Space Storage, Inc.	2,924	280,002
Sun Communities, Inc.	11,443	1,428,658

		3,780,537

Retail-Auto & Home Supply Stores - 2.36%
Autozone, Inc. (2)	1,100	930,600
O'Reilly Automotive, Inc. (2)	2,973	895,022

		1,825,622

Retail-Auto Dealers & Gasoline Stations - 1.19%
Copart, Inc.	13,497	924,814

Retail-Building Materials, Hardware, Garden Supply - 2.37%
Fastenal Co.	47,515	1,484,844
Tractor Supply Co.	4,129	349,107

		1,833,951

Retail-Catalog & Mail-Order Houses - 0.10%
CDW Corp.	850	79,280

Retail-Radio, TV & Consumer Electoronics Stores - 0.55%
Best Buy Co., Inc.	7,457	425,049

Retail-Retail Stores, Nec - 0.99%
Ulta Beauty, Inc. (2)	4,366	767,106

Retail-Variety Stores - 2.73%
Dollar General Corp.	10,775	1,627,133
Dollar Tree, Inc. (2)	1,422	104,474
Five Below, Inc. (2)	2,715	191,082
Ollie's Bargain Outlet Holding, Inc. (2)	4,126	191,199

		2,113,888

Semiconductors & Related Devices - 4.30%
Advanced Micro Devices, Inc. (2)	24,287	1,104,573
IPG Photonics Corp. (2)	4,172	460,088
Maxim Integrated Products, Inc.	3,000	145,830
Skyworks Solutions, Inc.	12,343	1,103,217
Xilinx, Inc.	6,637	517,288

		3,330,996

Services-Advertising Agencies - 0.46%
Omnicom Group, Inc.	6,482	355,862

Services-Business Services - 0.95%
Akamai Technologies, Inc. (2)	2,123	194,233
Broadridge Financial Solutions, Inc.	674	63,915
Costar Group, Inc. (2)	138	81,035
Etsy, Inc. (2)	7,494	288,069
Fair Isaac Corp. (2)	349	107,384

		734,636

Services-Child Day Care Services - 0.77%
Bright Horizons Family Solutions, Inc. (2)	5,813	592,926

Services-Commercial Physical & Biological Research - 2.89%
Charles River Laboratories International, Inc. (2)	5,286	667,146
Exact Sciences Corp. (2)	2,157	125,106
Exelixis, Inc. (2)	6,460	111,241
Incyte Corp. (2)	7,162	524,473
Iqvia Holdings, Inc. (2)	7,487	807,548

		2,235,514

Services-Computer Integrated Systems Design - 3.06%
Cerner Corp.	21,002	1,322,916
GoDaddy, Inc. Class-A (2)	18,267	1,043,228

		2,366,144

Services-Computer Processing & Data Preparation - 1.62%
Proofpoint, Inc. (2)	766	78,584
RingCentral, Inc. (2)	1,258	266,583
Zendesk, Inc. (2)	3,275	209,633
Zynga, Inc. Class-A (2)	101,560	695,686

		1,250,486

Services-Computer Programming Services - 3.70%
EPAM Systems, Inc. (2)	7,445	1,382,238
VeriSign, Inc. (2)	8,253	1,486,283

		2,868,521

Services-Computer Processing & Data Preparation - 2.98%
Factset Research Systems, Inc.	3,371	878,752
IHS Market, Ltd.	1,233	73,980
Switch, Inc. Class-A	23,752	342,741
Trade Desk, Inc. (2)	832	160,576
Twitter, Inc. (2)	34,585	849,408

		2,305,457

Services-Consumer Credit Reporting, Collection Agencies - 2.00%
Equifax, Inc.	592	70,714
TransUnion	22,293	1,475,351

		1,546,065

Services-Detective, Guard & Armored Car Services - 0.66%
Allegion, Plc.	5,560	511,631

Services-Help Supply Stores - 0.65%
Robert Half International, Inc.	13,366	504,567

Services-Home Health Care Services - 0.94%
Chemed Corp.	1,678	726,910

Services-Management Consulting Services - 2.34%
Booz Allen Hamilton Holding Corp.	26,403	1,812,302

Services-Management Services - 0.29%
Gartner, Inc. (2)	2,261	225,128

Services-Medical Laboratories - 0.70%
Laboratory Corp of America Holdings (2)	4,274	540,191

Services-Membership Sports & Recreation Clubs - 0.62%
Planet Fitness, Inc. Class-A (2)	9,797	477,114

Services-Computer Processing & Data Preparation - 14.21%
Alteryx, Inc. Class-A (2)	906	86,224
Atlassian Corp., Plc. Class-A (2)	4,739	650,475
Cadence Design Systems, Inc. (2)	22,116	1,460,541
Ceridian HCM Holding, Inc. (2)	2,782	139,295
Citrix Systems, Inc.	15,528	2,197,988
Coupa Software, Inc. (2)	1,024	143,083
Docusign, Inc. (2)	3,040	280,896
Hubspot, Inc. (2)	447	59,536
MongoDB, Inc. (2)	588	80,285
New Relic, Inc. (2)	3,416	157,956
Nutanix, Inc. Class-A (2)	6,030	95,274
Okta, Inc. (2)	2,741	335,115
Paycom Software, Inc. (2)	3,463	699,561
Paylocity Holding Corp. (2)	8,757	773,418
PTC, Inc. (2)	5,165	316,150
RealPage, Inc. (2)	6,463	342,086
SolarWinds, Inc. (2)	20,984	328,819
Splunk, Inc. (2)	5,174	653,114
Square, Inc. Class-A (2)	18,418	964,735
Synopsys, Inc. (2)	594	76,501
Twilio, Inc. Class-A (2)	5,413	484,409
Veeva Systems, Inc. Class-A (2)	4,350	680,209

		11,005,670

Services-To Dwellings & Other Buildings - 0.41%
Rollins, Inc.	8,800	318,032

Special Industry Machinery, Nec - 1.47%
Lam Research Corp.	4,733	1,135,920

Special Cleaning, Polishing And Sanitation Preparations - 1.42%
Clorox Co.	6,330	1,096,673

Sugar & Confectionery Products - 0.59%
Hershey Co.	3,439	455,668

Surgical & Medical Instruments & Apparatus - 3.36%
Dexcom, Inc. (2)	4,530	1,219,793
Hill-Rom Holdings, Inc.	8,366	841,620
ICU Medical, Inc. (2)	471	95,034
Insulet Corp. (2)	858	142,153
Penumbra, Inc. (2)	536	86,473
Resmed, Inc.	1,033	152,151
Teleflex, Inc.	231	67,651

		2,604,875

Transportation Services - 0.57%
Expedia Group, Inc.	7,863	442,451

Trucking (No Local) - 1.54%
Hunt JBTransport Services, Inc.	3,672	338,669
Old Dominion Freight Line, Inc.	6,507	854,109

		1,192,778

Wholesale-Durable Goods - 0.78%
W.W. Grainger, Inc.	2,424	602,364

Wholesale-Groceries & Related Products - 0.80%
Dominos Pizza, Inc.	1,900	615,733

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 0.95%
Henry Schein, Inc. (2)	14,630	739,108

X-Ray Apparatus & Tubes & Related Irradiation Apparatus - 1.24%
Hologic, Inc. (2)	27,333	959,388

Total Common Stocks	(Cost $ 70,571,310)	74,762,224

Total Investments - 96.56%	(Cost $ 120,000)	74,762,224

Other Assets less Liabilities - 3.44%		2,665,811

Total Net Assets - 100.00%		77,428,035

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$74,762,224	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$74,762,224	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.